Stockholders Equity (Details) $ / shares in Units, $ in Millions	Dec. 08, 2022 USD ($) $ / shares shares	Dec. 01, 2022 USD ($) $ / shares shares
Private Placement [Member]
Stockholders' Equity
Proceeds from issuance of shares | $	$ 13.8
Price per share (in USD per share) | $ / shares	$ 4.24
Convertible ratio	1
Class A Common stock
Stockholders' Equity
Shares issued		2,350,000
Price per share (in USD per share) | $ / shares		$ 4.75
Net proceeds received | $		$ 10.2
Class A Common stock | Private Placement [Member]
Stockholders' Equity
Shares issued	2,122,637
Class B Common stock | Private Placement [Member]
Stockholders' Equity
Shares issued	1,179,244